CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets, Current [Abstract]
Cash and cash equivalents	$ 74,315	$ 114,248
Short-term available for sale marketable securities	11,228	8,112
Trade receivables (net of allowance for credit loss of $9,036 and $6,783 at December 31, 2021 and 2020, respectively)	82,815	84,822
Other accounts receivable and prepaid expenses	35,443	26,481
Inventories	204,725	152,073
Total current assets	408,526	385,736
LONG-TERM ASSETS:
Severance pay fund	4,090	4,007
Other long-term receivables	449	1,675
Deferred tax assets, net	10,880	8,359
Long-term deposits and prepaid expenses	3,832	3,837
Long-term available for sale marketable securities	8,647	10,926
Property, plant and equipment, net	221,150	222,883
Operating lease right-of-use assets	154,652	123,928
Intangible assets, net	9,627	12,098
Goodwill	45,800	47,472
Total long-term assets	459,127	435,185
Total assets	867,653	820,921
CURRENT LIABILITIES:
Short-term bank credit and current maturities of long- term bank loan	12,523	13,122
Trade payables	81,369	55,063
Related party and other loan	2,276	2,221
Short term legal settlements and loss contingencies	22,592	31,039
Accrued expenses and other liabilities	64,534	55,570
Total current liabilities	183,294	157,015
LONG-TERM LIABILITIES:
Long-term other loans and financing liability of land from related parties	6,240	11,163
Long-term bank loan	0	9,543
Accrued severance pay	5,500	5,303
Deferred tax liabilities, net	4,992	6,943
Long-term warranty provision	1,280	1,274
Long term legal settlements and loss contingencies	20,859	21,910
Long-term operating lease liabilities	143,324	112,719
Total long-term liabilities	182,195	168,855
COMMITMENTS AND CONTINGENT LIABILITIES
REDEEMABLE NON-CONTROLLING INTEREST	7,869	7,701
Share capital-
Ordinary shares of NIS 0.04 par value - 200,000,000 shares authorized at December 31, 2021 and 2020; 35,756,166 and 35,540,392 issued at December 31, 2021 and 2020, respectively; 34,473,070 and 34,437,296 shares outstanding at December 31, 2021 and 2020, respectively	371	371
Additional paid-in capital	161,929	160,083
Capital fund related to non-controlling interest	(5,587)	(5,587)
Accumulated other comprehensive income (loss), net	(704)	1,083
Retained earnings	377,716	370,830
Treasury shares at cost – 1,103,096 ordinary shares at December 31, 2021 and 2020	(39,430)	(39,430)
Total equity	494,295	487,350
Total liabilities and equity	$ 867,653	$ 820,921